Consolidated Statement of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Cash generated from operations	¥ 4,411,653	¥ 1,995,087	¥ 5,655,676
Interest paid	(110,070)	(71,369)	(63,430)
Income tax paid	(351,627)	(243,870)	(534,467)
Net cash generated from operating activities	3,949,956	1,679,848	5,057,779
Cash flows from investing activities
Dividends received from joint ventures and associates	777,220	561,755	594,868
Interest received from structured deposits	97,921	132,690	86,848
Interest received from related parties	0	2,088	1,295
Interest received from banks excluded structured deposits	398,937	275,626	445,105
(Payments)/proceeds from settlement of derivative financial instruments	5,674	(912)	(15,316)
Payment for the purchase of property, plant and equipment and other long-term assets	(3,224,000)	(1,840,986)	(1,430,411)
Net proceeds from disposal of property, plant and equipment	55,254	59,642	67,503
Cash received from time deposits with maturity less than one year	3,800,000	500,000	4,100,000
Cash received from maturity of structured deposits	8,150,000	10,900,000	3,200,000
Cash payment for investment in structured deposits	(8,150,000)	(7,600,000)	(3,800,000)
Cash payment for investment in time deposits with maturity less than one year	(2,000,000)	(3,500,000)	(3,500,000)
Cash payment for investment in time deposits with maturity more than one year	(3,650,000)	(3,000,000)	(4,100,000)
Acquisition of a subsidiary, net of cash acquired	0	(340,315)	0
Payment for set up of an associate	(26,000)	(27,603)	(248,184)
Payment for set up of a joint venture	(50,000)	0	0
Payment for equity instruments	0	0	(5,000)
Cash held by the subsidiary before disposal	0	0	(404)
Proceeds from capital reduction of an associate	1,460,258	0	0
Payment for sales of financial assets at fair value through other comprehensive income	(4,685)	(9,513)	(19,513)
Net cash used in investing activities	(2,359,421)	(3,887,528)	(4,623,209)
Cash flows from financing activities
Proceeds from borrowings	14,163,132	3,458,100	4,755,100
Proceeds from short-term bonds	5,998,899	2,998,469	0
Repayments of short-term bonds	(9,000,000)	0	0
Repayments of borrowings	(13,451,332)	(3,460,556)	(3,695,208)
Dividends paid to the Company's shareholders	(1,081,326)	(1,293,736)	(2,704,864)
Dividends paid by subsidiaries to non-controlling interests	(4,901)	(4,901)	(3,266)
Principal elements of lease payments	(17,544)	(15,586)	(89,124)
Net cash (used in)/generated from financing activities	(3,393,072)	1,681,790	(1,737,362)
Net decrease in cash and cash equivalents	(1,802,537)	(525,890)	(1,302,792)
Cash and cash equivalents at the beginning of the year	6,916,408	7,449,699	8,741,893
Exchange gains/(losses) on cash and cash equivalents	(1,861)	(7,401)	10,598
Cash and cash equivalents at end of the year	¥ 5,112,010	¥ 6,916,408	¥ 7,449,699